Assets Classified as Held for Sale and Discontinued Operations (Details) $ in Thousands	Dec. 31, 2016 CAD ($)
Disclosure Of Assets Classified As Held For Sale And Discontinued Operation [Abstract]
Net assets held for sale	$ 15,770